UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2968

Name of Registrant:	Vanguard Trustees' Equity Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard International Value Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Common Stocks (94.7%)

Australia (0.7%)
Westpac Banking Corp., Ltd.	2,296,321	38,637
Macquarie Airports Group	2,661,200	6,274

		44,911

Austria (0.1%)
Voestalpine AG	50,000	7,402

Belgium (0.4%)
^ Fortis Group	373,000	13,255
InBev	142,000	7,454
KBC Bank & Verzekerings Holding	52,000	5,665

		26,374

Brazil (4.1%)
Petroleo Brasileiro ADR	671,500	61,697
Gerdau SA ADR	2,667,200	41,528
Companhia Vale do Rio Doce ADR	1,748,000	34,785
Petroleo Brasileiro SA Pfd.	1,616,500	33,415
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd	883,200	30,462
Companhia Energetica de Minas Gerais ADR	650,000	28,347
Uniao de Bancos Brasileiros SA GDR	187,100	12,979
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100,000	4,091
Braskem SA	67,342	353
Suzano Papel e Celulose SA	51,800	300

		247,957

Canada (4.1%)
Alcan Inc.	821,200	37,578
Inco Ltd.	299,000	23,253
Canadian Natural Resources Ltd.	433,200	23,035
Teck Cominco Ltd. Class B	347,500	23,028
* Celestica, Inc.(New York Shares)	2,217,500	21,044
ING Canada Inc.	395,600	18,995
IGM Financial, Inc.	451,064	18,897
* Nexen Inc.	316,400	18,532
EnCana Corp.	288,500	15,581
^ Royal Bank of Canada	361,800	14,734
^ Husky Energy Inc.	208,000	14,145
^ Telus Corp.-Non Voting Shares	261,500	11,004
* Celestica, Inc.	1,018,240	9,577

		249,403

China (1.3%)
Yanzhou Coal Mining Co. Ltd. H Shares	38,554,000	27,232
Denway Motors Ltd.	74,000,000	23,809
PetroChina Co. Ltd.	14,954,000	17,068
China Petroleum & Chemical Corp.	13,320,000	7,605

		75,714

Denmark (0.1%)
Danske Bank A/S	128,600	4,925

Finland (0.5%)
Nokia Oyj	1,601,700	31,767

France (12.1%)
Total SA	1,718,876	116,949
Credit Agricole SA	1,845,379	74,120
BNP Paribas SA	702,100	68,324
Carrefour SA	952,000	59,303
Sanofi-Aventis	617,704	58,609
^ Renault SA	503,600	55,007
Societe Generale Class A	326,500	48,710
AXA	1,310,609	45,094
Vivendi SA	1,160,000	39,352
France Telecom SA	1,841,200	39,328
Assurances Generales de France	310,400	37,483
^ Suez SA	804,600	33,330
STMicroelectronics NV	1,750,500	26,113
Schneider Electric SA	240,300	24,693
Groupe Danone	74,800	9,879
* Arkema	21,464	831

		737,125

Germany (4.7%)
E.On AG	730,200	87,895
Continental AG	404,300	41,253
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	258,600	35,547
Deutsche Lufthansa AG	1,561,100	29,107
RWE AG	328,000	28,766
Man AG	358,500	25,873
Adidas AG	420,000	19,564
Allianz AG	57,700	9,046
Fresenius Medical Care AG	67,000	7,995

		285,046

Greece (0.4%)
Folli-Follie SA	918,000	21,234

Hong Kong (1.2%)
Johnson Electric Holdings Ltd.	32,682,000	22,921
Hutchison Whampoa Ltd.	2,218,000	20,261
China Netcom Group Corp. Hong Kong Ltd.	8,480,000	15,448
Sino Land Co.	4,931,955	8,316
Kerry Properties Ltd.	1,797,913	5,925

		72,871

Hungary (0.3%)
* MOL Hungarian Oil and Gas Nyrt. ADR	104,500	11,526
MOL Hungarian Oil and Gas Nyrt	80,900	8,996

		20,522

India (0.5%)
Patni Computer Systems-ADR	1,149,192	15,227
State Bank of India-GDR	278,400	11,902

		27,129

Indonesia (0.2%)
PT Telekomunikasi Indonesia ADR	152,500	5,083
PT Astra International Tbk	4,162,000	4,412
* PT Toba Pulp Lestari Tbk	545,000	-

		9,495

Ireland (0.2%)
Allied Irish Banks PLC	409,900	9,805

Israel (0.6%)
* Check Point Software Technologies Ltd.	1,216,500	20,437
Bank Hapoalim Ltd.	1,800,000	8,054
Bank Leumi Le-Israel	1,700,000	6,027

		34,518

Italy (3.4%)
ENI SpA	3,273,855	100,341
Unicredito Italiano SpA	5,278,900	40,612
Saipem SpA	955,400	22,030
Buzzi Unicem SPA	806,400	18,410
Banco Popolare di Verona e Novara Scarl SpA	604,700	17,219
San Paolo-IMI SpA	414,900	7,387

		205,999

Japan (19.7%)
Canon, Inc.	1,944,950	93,029
Sumitomo Mitsui Financial Group, Inc.	5,353	57,120
Orix Corp.	202,120	52,854
Toyota Motor Corp.	990,600	52,238
Nintendo Co.	276,000	51,642
JFE Holdings, Inc.	1,289,400	51,628
Nissan Motor Co., Ltd.	4,613,000	49,715
Nomura Holdings Inc.	2,656,400	47,349
Japan Tobacco, Inc.	9,800	37,655
KDDI Corp.	5,660	36,825
Ajinomoto Co., Inc.	3,138,000	35,348
Bank of Yokohama Ltd.	4,383,000	35,217
Shionogi & Co., Ltd.	1,714,000	32,542
Joyo Bank Ltd.	5,236,000	32,104
Sumitomo Trust & Banking Co., Ltd.	2,857,000	30,410
JS Group Corp.	1,415,000	29,140
Millea Holdings, Inc.	1,435	27,802
Sumitomo Corp.	1,900,000	27,015
Osaka Gas Co., Ltd.	7,893,000	26,697
Takeda Pharmaceutical Co. Ltd.	413,200	26,681
^ Isuzu Motors Ltd.	7,224,000	26,173
Mitsui OSK Lines Ltd.	3,828,000	25,316
The Chugoku Bank, Ltd.	1,886,000	25,292
Mitsui Chemicals, Inc.	4,007,000	25,205
Marubeni Corp.	4,588,000	24,428
Sumitomo Heavy Industries Ltd.	2,789,000	24,275
Mitsui & Co., Ltd.	1,581,000	23,877
Mitsubishi UFJ Financial Group	1,668	23,412
Mitsubishi Corp.	1,080,000	22,202
Itochu Corp.	2,302,000	20,806
East Japan Railway Co.	2,120	15,805
Kobe Steel Ltd.	4,751,000	14,378
Sumitomo Metal Industries Ltd.	3,581,000	14,342
Leopalace21 Corp.	350,100	12,285
Tokyo Gas Co., Ltd.	2,200,000	10,958
Nippon Mining Holdings Inc.	1,276,500	10,843
Nippon Telegraph and Telephone Corp.	2,000	10,406
Mitsui Sumitomo Insurance Co.	870,000	10,271
Hitachi Ltd.	1,212,000	7,705
Tokyo Electric Power Co.	235,000	6,325
EDION Corp.	330,000	6,200
Hoya Corp.	140,600	4,927
Sankyo Co., Ltd.	60,000	3,299

		1,201,741

Luxembourg (0.2%)
SES Global FDR	824,600	11,166

Mexico (0.4%)
* Cemex SA de CV ADR	912,000	25,828

Netherlands (3.7%)
ING Groep NV	2,685,168	108,861
European Aeronautic Defence and Space Co.	982,370	28,339
Koninklijke Numico NV	582,100	27,921
^ ABN-AMRO Holding NV	968,269	26,814
* Mittal Steel Company NV	322,812	11,040
Heineken NV	212,500	9,990
Wolters Kluwer NV	355,600	8,370
TNT NV	142,000	5,075

		226,410

Norway (0.4%)
Norske Skogindustrier ASA	1,505,500	23,124

Philippines (0.3%)
Philippine Long Distance Telephone Co.	385,500	15,341

Russia (1.1%)
* OAO Lukoil Holding Sponsored ADR	397,800	34,489
*1 Evraz Group SA GDR	1,102,846	26,468
Mobile Telesystems ADR	239,600	7,653

		68,610

Singapore (0.7%)
DBS Group Holdings Ltd.	3,886,701	44,582

South Africa (1.3%)
Sasol Ltd.	974,100	35,447
Sanlan Ltd.	9,045,470	20,029
Tiger Brands Ltd.	525,100	11,361
Standard Bank Group Ltd.	1,013,700	11,160

		77,997

South Korea (3.0%)
Samsung Electronics Co., Ltd.	77,220	49,106
Kookmin Bank	418,900	36,235
POSCO	88,500	21,838
Hyundai Mobis	200,510	16,635
Samsung Electronics Co., Ltd. Pfd.	34,500	16,403
Industrial Bank of Korea	879,860	15,733
Honam Petrochemical Corp.	267,700	13,481
Hyundai Steel Co.	221,440	7,580
1 Samsung Electronics Co., Ltd. GDR	23,100	7,363
Hyundai Motor Co., Ltd. GDR	28,800	668

		185,042

Spain (1.4%)
Repsol YPF SA	1,300,700	36,634
Banco Santander Central Hispano SA	2,341,577	35,440
Endesa SA	368,400	12,570

		84,644

Sweden (0.7%)
Eniro AB	2,408,000	27,723
Svenska Cellulosa AB B Shares	204,000	8,557
Telefonaktiebolaget LM Ericsson AB Class B	2,319,400	7,297

		43,577

Switzerland (4.9%)
Credit Suisse Group (Registered)	1,427,857	79,980
Novartis AG (Registered)	930,980	52,645
Nestle SA (Registered)	125,300	41,048
Serono SA Class B	56,270	38,054
Lonza AG (Registered)	461,600	31,330
CIBA Specialty Chemicals AG (Registered)	409,300	22,635
UBS AG	182,800	9,944
Swiss Re (Registered)	137,300	9,869
Julius Baer Holding Ltd.	56,400	5,233
Zurich Financial Services AG	22,100	4,961
Cie. Financiere Richemont AG	108,700	4,907

		300,606

Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,011,952	34,784
United Microelectronics Corp.	35,689,000	19,647
Quanta Computer Inc.	9,205,000	13,146
Hon Hai Precision Industry Co., Ltd.	2,192,000	12,990
* AU Optronics Corp.	6,580,000	9,550
Taiwan Semiconductor Manufacturing Co., Ltd.	4,255,920	7,197
* Compal Electronics Inc. GDR	1,449,353	6,957
* Siliconware Precision Industries Co.	5,340,000	6,429
China Steel Corp.	4,347,000	3,492
* China Steel Corp. GDR	185,588	2,977

		117,169

Thailand (0.2%)
PTT Public Co., Ltd. (Foreign)	2,059,900	12,847

Turkey (0.2%)
Turkcell Iletisim Hizmetleri A.S	1,564,200	6,989
Ford Otomotiv Sanayi A.S	584,400	3,974

		10,963

United Kingdom (19.6%)
Vodafone Group PLC	40,920,538	88,852
AstraZeneca Group PLC	1,444,900	88,161
Royal Bank of Scotland Group PLC	2,320,400	75,537
HBOS PLC	3,899,909	70,996
BP PLC	5,514,396	67,071
British American Tobacco PLC	1,895,800	51,059
GlaxoSmithKline PLC	1,748,779	48,363
Barclays PLC	4,002,200	46,975
Smith & Nephew PLC	5,036,100	43,348
British Sky Broadcasting Group PLC	3,540,800	37,057
Aviva PLC	2,705,192	36,295
Reuters Group PLC	4,905,500	36,005
^ Xstrata PLC	819,970	35,228
HSBC Holdings PLC	1,934,000	35,018
Man Group PLC	758,000	34,765
Cattles PLC	5,411,531	33,745
Old Mutual PLC	9,900,000	29,963
J. Sainsbury PLC	4,335,800	28,524
Kingfisher PLC	6,113,145	27,941
BHP Billiton PLC	1,407,200	26,660
Signet Group PLC	13,172,341	24,820
BAE Systems PLC	3,500,400	23,370
Mitchells & Butlers PLC	2,209,000	21,906
HSBC Holdings PLC	811,300	14,727
Enterprise Inns PLC	734,000	13,328
International Power PLC	2,277,625	12,532
Diageo PLC	702,100	12,346
Friends Provident PLC	3,350,000	11,394
Royal & Sun Alliance Insurance Group PLC	4,446,036	11,108
Punch Taverns PLC	624,360	10,273
Cadbury Schweppes PLC	1,014,000	9,898
Gallaher Group PLC	591,300	9,847
Imperial Tobacco Group PLC	300,700	9,829
Tesco PLC	1,446,800	9,715
Corus Group PLC	1,160,000	9,310
Royal Dutch Shell PLC Class B	241,359	8,906
SABMiller PLC	413,600	8,306
Taylor Woodrow PLC	1,167,400	7,516
Unilever PLC	313,500	7,416
Reckitt Benckiser PLC	124,800	5,008
Lloyds TSB Group PLC	485,100	4,880
Intercontinental Hotels Group, PLC	297,915	4,823

		1,192,821

United States (0.1%)
* Flextronics International Ltd.	597,900	6,780

Total Common Stocks
(Cost $4,741,265)		5,761,445

Temporary Cash Investments (8.1%)

Money Market Fund (7.6%)

[2] Vanguard Market Liquidity Fund, 5.276%	462,503,235	462,503

	Face Amount ($000)

U.S. Agency Obligations (0.5%)

[3] Federal Home Loan Bank
[4] 5.382%, 9/29/06	5,000	4,958
[3] Federal Home Loan Mortgage Corp.
[4] 5.333%, 10/24/06	15,000	14,820
[3] Federal National Mortgage Assn
[4] 5.330%, 10/4/06	10,000	9,909

		29,687

Total Temporary Cash Investments
(Cost $492,182)		492,190

Total Investments (102.8%)
(Cost $5,233,447)		6,253,635

Other Assets and Liabilities—Net (-2.8%)		(167,543)

Net Assets (100%)		6,086,092

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $33,831,000, representing 0.6% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $29,687,000 and cash of $3,756,000, have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt. FDR - Fiduciary Depositary Receipt. GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2006, the cost of investment securities for tax purposes was $5,233,447,000. Net unrealized appreciation of investment securities for tax purposes was $1,020,188,000, consisting of unrealized gains of $1,137,368,000 on securities that had risen in value since their purchase and $117,180,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fundss pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 5.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	1,736	81,933	1,957
Topix Index	273	37,409	385
FTSE 100 Index	327	36,133	689
S&P ASX 200 Index	115	10,947	(101)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

9/20/2006	EUR	38,339	USD	49,079	242
9/13/2006	JPY	4,287,465	USD	37,687	288
9/20/2006	GBP	19,396	USD	36,252	672
9/20/2006	AUD	14,255	USD	10,914	349

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Diversified Equity Fund
Schedule of Investments
July 31, 2006

	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Funds (99.8%)
Vanguard Growth & Income Fund Investor Shares	676,616	21,780
Vanguard U.S. Growth Fund Investor Shares	993,033	16,345
Vanguard Morgan Growth Fund Investor Shares	933,486	16,336
Vanguard Windsor II Fund Investor Shares	494,866	16,311
Vanguard Windsor Fund Investor Shares	925,051	16,263
Vanguard Explorer Fund Investor Shares	147,137	10,935
Vanguard Mid-Cap Growth Fund Investor Shares	308,695	5,476
Vanguard Capital Value Fund Investor Shares	457,481	5,417

	108,863

Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 5.276%	423,353	423

Total Investment Companies
(Cost $110,629)		109,286

Other Assets and Liabilities-Net (-0.2%)		(228)

Net Assets (100%)		109,058

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2006, the cost of investment securities for tax purposes was $110,629,000. Net unrealized depreciation of investment securities for tax purposes was $1,343,000, consisting of unrealized gains of $649,000 on securities that had risen in value since their purchase and $1,992,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD TRUSTEES' EQUITY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.